Quarterly Information (Unaudited)	12 Months Ended
Jan. 31, 2012
Selected Quarterly Financial Information [Abstract]
Quarterly Information (Unaudited)
QUARTERLY INFORMATION (UNAUDITED)
The following table shows selected results of operations for each of the quarters during the fiscal years ended January 31, 2012 and 2011:

	Fiscal Quarters Ended
	April 30, 2011	July 31, 2011	October 31, 2011	January 31, 2012
	(In thousands, except per share data)
	(UNAUDITED)
Revenue	$176,332	$194,959	$199,364	$211,993
(Loss) income from operations	(1,228)	(3,154)	(819)	3,250
Net (loss) income attributable to Comverse Technology, Inc.
Net (loss) income from continuing operations	(29,432)	(15,417)	(11,083)	690
(Loss) income from discontinued operations, net of tax	(29,763)	(24,280)	46,773	3,786
Net (loss) income attributable to Comverse Technology, Inc.	$(59,195)	$(39,697)	$35,690	$4,476
Net (loss) income from continuing operations attributable to Comverse Technology, Inc.:
Basic	$(29,432)	$(15,417)	$(11,083)	$690
Diluted	(29,434)	(15,485)	(11,121)	564
(Loss) earnings per share from continuing operations attributable to Comverse Technology, Inc.'s shareholders:
Basic	(0.14)	(0.07)	(0.05)	—
Diluted	(0.14)	(0.07)	(0.05)	—
Net (loss) income from discontinued operations attributable to Comverse Technology, Inc.:
Basic	(29,763)	(24,280)	46,773	3,786
Diluted	(29,763)	(24,280)	46,773	3,786
(Loss) earnings per share from discontinued operations attributable to Comverse Technology, Inc.'s shareholders:
Basic	(0.15)	(0.12)	0.22	0.02
Diluted	(0.15)	(0.12)	0.22	0.02
(Loss) earnings per share attributable to Comverse Technology, Inc.’s shareholders:
Basic	$(0.29)	$(0.19)	$0.17	$0.02
Diluted	$(0.29)	$(0.19)	$0.17	$0.02

	Fiscal Quarters Ended
	April 30, 2010	July 31, 2010	October 31, 2010	January 31, 2011
	(In thousands, except per share data)
	(UNAUDITED)
Revenue	$172,613	$180,676	$186,641	$186,869
(Loss) income from operations	(33,593)	(3,785)	26,852	4,252
Net (loss) income attributable to Comverse Technology, Inc.
Net (loss) income from continuing operations	(30,808)	(9,594)	4,936	(9,916)
(Loss) income from discontinued operations, net of tax	(51,067)	(14,579)	(46,639)	24,561
Net (loss) income attributable to Comverse Technology, Inc.	$(81,875)	$(24,173)	$(41,703)	$14,645
Net (loss) income from continuing operations attributable to Comverse Technology, Inc.:
Basic	$(30,808)	$(9,594)	$4,936	$(9,916)
Diluted	(30,808)	(9,653)	2,909	(10,149)
(Loss) earnings per share from continuing operations attributable to Comverse Technology, Inc.’s shareholders:
Basic	(0.15)	(0.05)	0.02	(0.05)
Diluted	(0.15)	(0.05)	0.01	(0.05)
Net (loss) income from discontinued operations attributable to Comverse Technology, Inc.:
Basic	(51,067)	(14,579)	(46,639)	24,561
Diluted	(51,067)	(14,579)	(46,639)	24,561
(Loss) earnings per share from discontinued operations attributable to Comverse Technology, Inc.’s shareholders:
Basic	(0.25)	(0.07)	(0.22)	0.12
Diluted	(0.25)	(0.07)	(0.22)	0.12
(Loss) earnings per share attributable to Comverse Technology, Inc.’s shareholders:
Basic	$(0.40)	$(0.12)	$(0.20)	$0.07
Diluted	$(0.40)	$(0.12)	$(0.21)	$0.07

The unaudited quarterly information shown above reflects the presentation of discontinued operations for the quarters in the fiscal years ended January 31, 2012 and 2011 as a result of the Share Distribution, Starhome Disposition and Ulticom Sale on December 3, 2010 (see Note 18, Discontinued Operations).